FINANCIAL INSTRUMENTS & RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of past due trade and other receivables was as follows:

($ millions)	2024	2023
31-60 days past due	1	2
Greater than 61 days past due	2	3
	3	5

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk Pembina will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding Balances Due by Period
As at December 31, 2024	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and other	1,202	1,202	1,202	—	—	—
Loans and borrowings	12,060	18,882	1,994	2,090	2,249	12,549
Subordinated hybrid notes	596	776	29	58	58	631
Derivative financial liabilities	159	159	49	20	16	74
Lease liabilities	665	867	113	201	160	393

Disclosure of type of risk sensitivity analysis
The following table shows the impact on earnings if the underlying forward commodity prices of the derivative financial instruments increased or decreased by 15 percent, with other variables held constant.

As at December 31, 2024	15 Percent	15 Percent
($ millions)	Price Increase	Price Decrease
Crude oil(1)	(12)	12
Natural gas	12	(12)
NGL(2)	(46)	46
(1)    Includes condensate.
(2)    Includes propane and butane.
The following table shows the impact on earnings(1) if the underlying foreign exchange risk rate of the derivative financial instruments increased or decreased by $0.10, with other variables held constant.

As at December 31, 2024	$0.10	$0.10
($ millions)	Rate Increase	Rate Decrease
U.S. to Canadian dollars	(22)	22
(1) Based on the U.S. to Canadian dollar exchange rate.
Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of Pembina's interest-bearing financial instruments was:

As at December 31
($ millions)	2024	2023
Carrying amounts of financial liability
Fixed rate instruments(1)	12,173	10,365
Variable rate instruments(2)	1,148	778
	13,321	11,143
(1)    Includes lease liabilities and subordinated hybrid notes.
(2) Includes financial derivative contracts designated as cash flow hedging instruments, fixing the interest rates on U.S. $250 million of variable rate debt as at December 31, 2024 (2023: U.S. $250 million)
Disclosure of cash flow sensitivity analysis for variable rate instruments
The following table shows the impact on earnings if interest rates at the reporting date would have increased or decreased by 100 basis points, with other variables held constant.

As at December 31, 2024	100 Basis Point	100 Basis Point
($ millions)	Increase	Decrease
Variable rate instruments	(8)	8

Disclosure of fair value of financial instruments

	2024				2023
As at December 31	Carrying Value	Fair Value			Carrying Value	Fair Value
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments(1)	13	—	13	—	80	—	51	29
Financial liabilities carried at fair value
Derivative financial instruments(1)	159	—	42	117	40	—	26	14
Contingent consideration(2)	—	—	—	—	39	—	—	39
Financial liabilities carried at amortized cost
Long-term debt(3)	12,656	—	12,649	—	10,499	—	9,989	—
(1)    At December 31, 2024, all derivative financial instruments are carried at fair value through earnings, except for $5 million in interest rate derivative financial assets that have been designated as cash flow hedges (2023: $18 million).
(2)    Under the terms of the agreements on Pembina's investment in the Cedar LNG Project, Pembina had committed to make additional payments on a positive FID. Following the positive FID outcome in June 2024, the consideration payable is no longer contingent in nature.
(3)    Carrying value of current and non-current balances. Includes loans and borrowings and subordinated hybrid notes.

Assets and liabilities measured on recurring basis, unobservable input reconciliation
Changes in fair value of the derivative net liabilities classified as Level 3 in the fair value hierarchy were as follows:

For the year ended December 31
($ millions)	2024	2023
Level 3 derivative net asset at January 1	15	30
Loss included in revenue from risk management and physical derivative contracts	(132)	(15)
Level 3 derivative net (liability) asset at December 31	(117)	15

Disclosure of detailed information about hedging instruments
The details of the U.S. dollar denominated debt are as follows:

For the years ended December 31 ($ millions)	2024	2023
Notional amount of U.S. debt designated (in U.S. dollars)	250	250
Carrying value of U.S. debt designated	360	330
Maturity date	2025	2025
The details of the interest rate forward swap derivative instruments are as follows:

For the years ended December 31 ($ millions)	2024	2023
Notional amount of interest rate forward swaps	360	331
Carrying value of interest rate forward swaps	5	18
Maturity date	2025	2025

Disclosure of financial instruments designated at fair value through profit or loss

For the years ended December 31
($ millions)	2024	2023
Derivative instruments held at fair value through earnings
Realized (gain) loss
Commodity-related gain recorded in revenue from risk management and physical derivative contracts(1)	(241)	(315)
Foreign exchange loss recorded in net finance costs	—	15
Unrealized loss (gain)
Commodity-related loss recorded in revenue from risk management and physical derivative contracts(1)	170	32
Foreign exchange gain recorded in net finance costs	—	(18)
Derivative instruments in hedging relationships
Interest rate loss recorded in other comprehensive income(2)	10	13
(1)    Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies.
(2)    Unrealized losses or gains for designated cash flow hedges are recognized in impact of hedging activities in the Consolidated Statements of Earnings and Comprehensive Income, with realized losses or gains being reclassified to net finance costs. As at December 31, 2024 the movement in other comprehensive income includes a realized gain of $17 million (2023: $16 million realized gain). No losses or gains have been recognized in net income relating to discontinued cash flow hedges.